As filed with the Securities and Exchange Commission on May 31, 2017 .

File Nos.
002-30203
811-01608

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	68	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	51	[X]

FRANKLIN HIGH INCOME TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on June 9, 2017 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 66/49 to the Registrant's registration statement on Form N-1A (PEA 66/49) filed on September 26, 2016 [(Accession No. 0001379491-16-005935) as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Franklin High Income Fund, a series of Registrant (Fund).  The prospectus and SAI of the Fund, as filed in PEA 66/49, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

105 P1 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED OCTOBER 1, 2016

OF

FRANKLIN HIGH INCOME FUND

(a series of Franklin High Income Trust)

The prospectus is amended as follows:

I.          The Franklin High Income Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
FHAIX	Pending	FCHIX	FHIRX	FHRRX	FVHIX

III.         The following replaces the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 34 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.15%	0.25%	0.65%	0.50%	None	None
Other expenses[1]	0.18%	0.18%	0.18%	0.18%	0.02%	0.18%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[2]	0.79%	0.89%	1.29%	1.14%	0.48%	0.64%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.78%	0.88%	1.28%	1.13%	0.47%	0.63%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2.         Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed in advance to reduce (waive) its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$501	$666	$844	$1,361
Class T	$338	$526	$730	$1,290
Class C	$230	$408	$707	$1,556
Class R	$115	$361	$627	$1,386
Class R6	$48	$153	$268	$603
Advisor Class	$64	$204	$356	$798
If you do not sell your shares:
Class C	$130	$408	$707	$1,556

IV.        The following replaces the “Fund Summary– Performance” section of the prospectus beginning on page 6:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives as the Fund.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	18.22%
Worst Quarter:	Q4'08	-14.25%
As of March 31, 2017, the Fund's year-to-date return was 3.50%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016	1 Year	5 Years	10 Years
Franklin High Income Fund - Class A
Return Before Taxes	14.49%	4.78%	5.63%
Return After Taxes on Distributions	11.41%	2.03%	2.78%
Return After Taxes on Distributions and Sale of Fund Shares	8.03%	2.44%	3.10%
Franklin High Income Fund - Class T	16.32%	5.19%	5.80%
Franklin High Income Fund - Class C	17.47%	5.15%	5.54%
Franklin High Income Fund - Class R	18.53%	5.27%	5.68%
Franklin High Income Fund - Class R6	19.71%	2.55%[1]	—
Franklin High Income Fund - Advisor Class	19.41%	5.88%	6.27%
Credit Suisse High Yield Index (index reflects no deduction for fees, expenses or taxes)	18.39%	7.18%	7.15%
Lipper High Yield Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	-4.09%	4.08%	5.58%

1. Since inception May 1, 2013.

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares. Class T shares performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

V.         In the Fund Summary, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 9 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VI.        The following is added to the financial highlights charts in the “Financial Highlights” section of the prospectus beginning on page 29:

Class A
Six Months Ended November 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$1.73
Income from investment operations[a]:
Net investment income[b]	0.05
Net realized and unrealized gains (losses)	0.10
Total from investment operations	0.15
Less distributions from net investment income	(0.05)
Net asset value, end of period	$1.83
Total return[c]	9.00%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.80%
Expenses net of waiver and payments by affiliates[e]	0.79%
Net investment income	5.31%
Supplemental data
Net assets, end of period (000’s)	$2,775,161
Portfolio turnover rate	18.39%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Class C
Six Months Ended November 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$1.75
Income from investment operations[a]:
Net investment income[b]	0.04
Net realized and unrealized gains (losses)	0.11
Total from investment operations	0.15
Less distributions from net investment income	(0.05)
Net asset value, end of period	$1.85
Total return[c]	8.61%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.30%
Expenses net of waiver and payments by affiliates[e]	1.29%
Net investment income	4.81%
Supplemental data
Net assets, end of period (000’s)	$569,062
Portfolio turnover rate	18.39%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Class R
Six Months Ended November 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$1.76
Income from investment operations[a]:
Net investment income[b]	0.05
Net realized and unrealized gains (losses)	0.10
Total from investment operations	0.15
Less distributions from net investment income	(0.05)
Net asset value, end of period	$1.86
Total return[c]	8.63%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.15%
Expenses net of waiver and payments by affiliates[e]	1.14%
Net investment income	4.96%
Supplemental data
Net assets, end of period (000’s)	$202,480
Portfolio turnover rate	18.39%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Class R6
Six Months Ended November 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$1.73
Income from investment operations[b]:
Net investment income[c]	0.05
Net realized and unrealized gains (losses)	0.10
Total from investment operations	0.15
Less distributions from net investment income	(0.06)
Net asset value, end of period	$1.82
Total return[d]	8.60%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.49%
Expenses net of waiver and payments by affiliates[f]	0.48%
Net investment income	5.62%
Supplemental data
Net assets, end of period (000’s)	$28,503
Portfolio turnover rate	18.39%

a For the period May 1, 2013 (effective date) to May 31, 2013.

b The amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Benefit of expense reduction rounds to less than 0.01%.

g Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Advisor Class
Six Months Ended November 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$1.74
Income from investment operations[a]:
Net investment income[b]	0.05
Net realized and unrealized gains	0.10
Total from investment operations	0.15
Less distributions from net investment income	(0.06)
Net asset value, end of period	$1.83
Total return[c]	8.44%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.65%
Expenses net of waiver and payments by affiliates[e]	0.64%
Net investment income	5.46%
Supplemental data
Net assets, end of period (000’s)	$412,173
Portfolio turnover rate	18.39%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

VII.       The first table of the “Your Account – Choosing a Share Class” section on page 34 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 4.25% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class T shares on June 12, 2017.

VIII.       The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 34 is replaced with “Choosing a Share Class - Class A, T, C & R.”

IX.        The following is added to the “Your Account - Choosing a Share Class” section beginning on page 34:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

X.         The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 40 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XI.        The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 43 is replaced with “Minimum Investments – Class A, T, C & R.”

XII.       The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 51 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XIII.       The “Your Account – Account Policies – Calculating Share Price – Class A & C” section heading on page 55 is replaced with “Class A, T & C.”

XIV.      The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 61 is replaced with “Class A, T, C & R” and the table on page 62 is replaced with the following:

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $100,000	4.00	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 0.75	1.00	--	--
12b-1 fee to dealer	0.15[2]	0.25	0.65[3]	0.50

Please keep this supplement with your prospectus for future reference.

105 SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2016

OF

FRANKLIN HIGH INCOME FUND

(a series of Franklin High Income Trust)

The statement of additional information (SAI) is amended as follows:

I.          The Franklin High Income Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
FHAIX	Pending	FCHIX	FHIRX	FHRRX	FVHIX

III.         The second paragraph on the cover of the SAI is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended May 31, 2016, are incorporated by reference (are legally a part of this SAI). The unaudited financial statements in the Fund's Semiannual Report to shareholders, for the period ended November 30, 2016, are also incorporated by reference (are legally a part of this SAI).

IV.        The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 56:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•         Franklin High Income Fund - Class T

V.         The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 56 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	16.37
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	9.48
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Blvd Jersey City, NJ 07310-1995	A	6.50
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	A	6.77
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	14.09
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	C	10.37
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	7.41
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Blvd. Jersey City, NJ 07310-1995	C	7.38
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	6.22
Hartford Life Ins Co. FBO HLIC Separate Acct. Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	R	49.98
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St. Boston, MA 02111-2901	R	6.45
Great-West Trust Company LLC Ttee F* Omniputnam c/o Mutual Fund Trading 8525 E Orchard Rd. Greenwood Village, CO 80111-5002	R	5.71
Kentucky Public Employees Def Comp Authority c/o Nationwide as Cust & Rec Keep IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	R6	74.61
Great-West Trust Company LLC Ttee F* 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111	R6	6.56
Charles Schwab & Co. Inc.* Attn: N Mutual Funds 211 Main St. San Francisco, CA 94105-1905	R6	5.27
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	24.88
Edward Jones & Co.* 12555 Mancheser Road St. Louis, MO 63131-3710	Advisor	9.17
National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310-1995	Advisor	8.06
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	Advisor	6.73
Ellard Co.* c/o Fiduciary Trust Co. Int’l PO Box 3199 Church Street Station New York, NY 10008	Advisor	5.39
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	5.30
TD Ameritrade Inc.* PO Box 2226 Omaha, NE 68103-2226	Advisor	5.15
American Enterprise Investment Svc. FBO 41999970 707 2nd Ave S Minneapolis, MN 55402-2405	Advisor	5.12

1

*       For the benefit of its customer(s).

VI.        The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 56 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VII.       The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 57 is replaced with the following:

The maximum initial sales charges are 4.25% and 2.50% for Class A and Class T shares, respectively. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VIII.       “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 62 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

IX.        Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 63 is replaced with “The Class A, T, C and R plans.”

X.         The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 63:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

XI.        The fifth paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 63 is replaced with the following:

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

2

XII.       The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 64 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 65 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 66 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XV.       The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 66 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

FRANKLIN HIGH INCOME TRUST

FILE NOS. 002-30203 & 811-01608

PART C

OTHER INFORMATION

Item 28.	Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:
(a)	Agreement and Declaration of Trust

	(i)	Amended and Restated Agreement and Declaration of Trust dated May 21, 2007
Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 27, 2007

(b)	By-Laws

	(i)	Amended and Restated By-Laws dated May 21, 2007
Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 27, 2007

(c)	Instruments Defining Rights of Security Holders

	(i)	Amended and Restated Agreement and Declaration of Trust

		(a)	Article III, Shares
		(b)	Article V, Shareholders’ Voting Powers and Meeting
		(c)	Article VI, Net Asset Value, Distributions, Redemptions and Transfers
		(d)	Articles X, Miscellaneous – Section 4

	(ii)	Amended and Restated By-Laws
		(a)	Article II, Meetings of Shareholders
		(b)	Article VI, Records and Reports – Section 1, 2 and 3
		(c)	Article VII, General Matters: - Sections 3, 4, 6 and 7
		(d)	Articles VIII, Amendment – Section 1

	(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

	(i)	Management Agreement between Registrant and Franklin Advisers, Inc. dated September 13, 1996
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 30, 1997

	(ii)	Addendum dated January 1, 2008 to the Investment Management Agreement made as of September 13, 1996, as amended April 1, 2006 between Registrant and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 25, 2008

(e)	Underwriting Contracts
	(i)	Distribution Agreement dated January 1, 2011, between Registrant and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 27, 2011

	(ii)	Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 27, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

	(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 30, 1997

	(ii)	Amendment dated May 7, 1997, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: July 21, 1998

	(iii)	Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: July 21, 1998

(iv)

Amendment dated September 15, 2016, to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A

File No. 002-30203

Filing Date: September 26, 2016

	(v)	Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 27, 2001

	(vi)	Amendment dated September 15, 2016 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 26, 2016

	(vii)	Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated May 16, 2001
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 27, 2001

	(viii)	Amendment dated February 8, 2016 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated May 16, 2001
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1AFile No. 002-30203 Filing Date: September 26, 2016

	(ix)	Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon May 16, 2001
Filing: Post-Effective Amendment No. 64 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 28, 2015

	(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 30, 1997

	(xi)	Amendment dated September 15, 2016 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 26, 2016

(h)	Other Material Contracts

	(i)	Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 27, 2012

(ii)

Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014 between Registrant and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 002-30203

Filing Date:  September 26, 2014

(i)	Legal Opinion

(i)	Opinion and Consent of Counsel dated July 14, 1998
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: July 21, 1998

(j)	Other Opinions

Not Applicable
(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

Not Applicable

(m)	Rule 12b-1 Plan

	(i)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment 52 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 25, 2009

	(ii)	Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated July 9, 2009
Filing: Post-Effective Amendment 53 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: July 28, 2010

(iii)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment 53 to Registration Statement on Form N-1A

File No. 002-30203

Filing Date:  July 28, 2010

	(iv)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin Templeton Distributors, Inc.

(n)	Rule 18f-3 Plan

	(i)	Form of Amended Multiple Class Plan on behalf of Franklin High Income Fund

(p)	Code of Ethic

	(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 26, 2014

(q)	Power of Attorney

(i)	Power of Attorney dated June 13, 2013
Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 27, 2013

(ii)	Power of Attorney for Mary C. Choksi dated October 1, 2014 Filing: Post-Effective Amendment No. 64 to Registration Statement on Form N-1A File No. 002-30203 Filing Date: September 28, 2015

Item 29.    Persons Controlled by or Under Common Control with Registrant

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of the Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin ETF Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin Templeton ETF Trust

Franklin Templeton Global Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Templeton Variable Insurance Products Trust

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.008-05889)

c)    Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Trust at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26ht day of May 2017.

FRANKLIN HIGH INCOME TRUST

(Registrant)

By /s/ Karen L. Skidmore

 Karen L. Skidmore

  Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy*

Christopher J. Molumphy	President Chief Executive Officer – Investment Management Dated: May 26, 2017

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer – Finance and Administration Dated: May 26, 2017

Gaston Gardey* Gaston Gardey

Chief Financial Officer and Chief Accounting Officer Dated: May 26, 2017
Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: May 26, 2017

Mary C. Choksi* Mary C. Choksi	Trustee Dated: May 26, 2017

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: May 26, 2017

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: May 26, 2017

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: May 26, 2017

J. Michael Luttig* J. Michael Luttig	Trustee Dated: May 26, 2017

Larry D. Thompson* Larry D. Thompson	Trustee Dated: May 26, 2017

John B. Wilson*	Trustee
John B. Wilson	Dated: May 26, 2017

*By:  /s/ Karen L. Skidmore

          Karen L. Skidmore

 Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN HIGH INCOME TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(m)(iv)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin Templeton Distributors, Inc.

EX-99.(n)(i)	Form of Amended Multiple Class Plan on behalf of Franklin High Income Fund